Share Capital (Schedule of unvested RSA) (Details)	12 Months Ended
Dec. 31, 2024 shares
Stockholders' Equity Note [Abstract]
Unvested at beginning of the year	0
Granted	6,443,900
Vested	0
Forfeited	0
Outstanding at December 31, 2024	6,443,900